Offerings - Offering: 1	Sep. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 50,000,000.00
Amount of Registration Fee	$ 7,655.00
Offering Note	N/A